Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 2,753	$ 1,094	$ 1,136
Accounts receivable	219,107		41
Loans receivable	18,000
Prepaid expense and deposits	9,834
Total current assets	249,694	1,094	1,177
Technology intellectual property	28,691
Property and equipment	1,395
Goodwill	1,352,212
Mineral property interests			78,000
TOTAL ASSETS	1,631,992	1,094	79,177
Current Liabilities
Accounts payable	823,538	455,083
Accrued liabilities	146,908	113,201
Derivative liability	149,806
Accounts payable and accrued liabilities			317,783
Debenture payable			469,785
Note payable to related party			172,973
Loans payable	658,624	630,624
Due to related parties	521,405	174,222	113,243
Total current liabilities	2,300,281	1,373,130	1,073,784
Convertible debt, net of unamortized discount of $2,094,584	8,290,416
Total Liabilities	10,590,697	1,373,130	1,073,784
Stockholders deficiency
Capital Stock Authorized - 750,000,000 common shares, par value $0.00001 Issued and outstanding: 46,273,147 (December 31, 2012 - 1,151,937) (December 31, 2011 - 951,937) shares	467	12	10
Additional paid-in capital	14,142,993	9,408,186	9,321,188
Shares issuable	(60,000)	(60,000)	(60,000)
Deferred compensation	269,216
Accumulated other comprehensive loss	5,776	5,776	5,776
Deficit	(22,887,173)	(10,834,458)	(10,370,029)
Total Stockholders' Equity (Deficit)	(8,958,705)		(994,607)
TOTAL LIABILITIES & DEFICIT	$ 1,631,992	$ 1,094	$ 79,177